Accounts Receivable	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Receivables [Abstract]
Accounts Receivable

(6) Accounts Receivable

Accounts receivable at December 31, 2013 and September 30, 2013 consisted of the following:

	December 31, 2013	September 30, 2013
	(In thousands)
Billed receivables and amounts billable as of the balance sheet date	$104,581	$102,211
Unbilled receivables:
Amounts billable after the balance sheet date	28,107	36,693
Revenues recorded in excess of milestone billings on fixed price contracts	3,825	3,289
Revenues recorded in excess of estimated contract value or funding	17,803	14,605
Retainages and other amounts billable upon contract completion	18,635	19,557
Allowance for doubtful accounts	(3,988)	(3,751)

Total Accounts Receivable	$168,963	$172,604

Billed accounts receivable include invoices issued to customers for services performed as of the balance sheet date. Unbilled accounts receivable represent revenue recognized as of the balance sheet date for which Alion has yet to issue invoices to customers. Amounts that are currently billable are expected to be invoiced to customers within the next twelve months. Fixed-price contract revenue in excess of milestone billings is not yet contractually billable. Revenue in excess of contract value or funding is billable when Alion receives contract amendments or modifications. Approximately $135.8 million (79%) and $137.5 million (78%) of contract receivables at December 31, 2013 and September 30, 2013 were from federal government prime contracts.

At December 31, 2013, Alion recognized $68.4 million in revenue in excess of billings on uncompleted contracts including approximately $17.8 million for customer-requested work for which the Company had not received contracts or contract modifications. At September 30, 2013, Alion had recognized $74.1 million in revenue in excess of billings on uncompleted contracts including approximately $14.6 million for customer-requested work for which the Company had not received contracts or contract modifications.

Retainages and other unbilled amounts are billable upon contract completion or completion of DCAA audits. In keeping with industry practice, Alion classifies all contract-related accounts receivable as current assets based on contractual operating cycles which frequently exceed one year. Except for $18.6 million at December 31, 2013, the Company expects to invoice and collect unbilled receivables within the next twelve months.

(7) Accounts Receivable

Accounts receivable at September 30 consisted of the following:

	September 30,
	2013	2012
	(In thousands)
Billed receivables and amounts billable as of the balance sheet date	$102,211	$94,028
Unbilled receivables:
Amounts billable after the balance sheet date	36,693	48,730
Revenues recorded in excess of milestone billings on fixed price contracts	3,289	2,666
Revenues recorded in excess of estimated contract value or funding	14,605	18,998
Retainages and other amounts billable upon contract completion	19,557	15,016
Allowance for doubtful accounts	(3,751)	(4,145)

Total Accounts Receivable	$172,604	$175,293

Billed accounts receivable include invoices issued to customers for services performed as of the balance sheet date. Unbilled accounts receivable represent revenue recognized as of the balance sheet date for which Alion has yet to issue invoices to customers. Amounts that are currently billable are expected to be invoiced to customers within the next twelve months. Fixed-price contract revenue in excess of milestone billings is not yet contractually billable. Revenue in excess of contract value or funding is billable when Alion receives contract amendments or modifications. Approximately $137.5 million (78%) and $138.9 million (77%) of contract receivables at September 30, 2013 and September 30, 2012 were from federal government prime contracts.

At September 30, 2013, Alion recognized $74.1 million in revenue in excess of billings on uncompleted contracts including approximately $14.6 million for customer-requested work for which the Company had not received contracts or contract modifications. At September 30, 2012, Alion had recognized $85.4 million in revenue in excess of billings on uncompleted contracts including approximately $19.0 million for customer-requested work for which the Company had not received contracts or contract modifications.

Retainages and other unbilled amounts are billable upon contract completion or completion of DCAA audits. In keeping with industry practice, Alion classifies all contract-related accounts receivable as current assets based on contractual operating cycles which frequently exceed one year. Except for $19.6 million at September 30, 2013, the Company expects to invoice and collect unbilled receivables within the next twelve months.